Selling and marketing expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Selling and marketing expenses
Advertising costs	$ (45,038)	$ (48,813)	$ (106,168)	$ (125,289)
Employee benefits expenses	(2,079)	(1,942)	(3,803)	(3,846)
Depreciation and amortization	(256)	(39)	(570)	(74)
Selling and marketing expenses	$ (47,373)	$ (50,794)	$ (110,541)	$ (129,209)